Events After the End of the Reporting Period (Narrative) (Details) ₪ / shares in Units, ₪ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2026 USD ($)	Feb. 19, 2026 ILS (₪) ₪ / shares shares	Feb. 19, 2026 USD ($)	Jan. 31, 2026	Dec. 31, 2025 ₪ / shares	Aug. 21, 2025 ₪ / shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares, | shares		6,002,416
Par value per share | ₪ / shares		₪ 0.1			₪ 0.1	₪ 0.1
Consideration amount		₪ 1,320	$ 421.1
Roadrunner Storage Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Commercial operation agreement terms				20-year
Quail Ranch Storage Project [Member]
Disclosure of non-adjusting events after reporting period [line items]
Commercial operation agreement terms				20-year
Clenera Holdings [Member]
Disclosure of non-adjusting events after reporting period [line items]
Commercial operation agreement terms	20-year busbar solar power purchase agreement and a 20-year energy storage
Capital commitments | $	$ 304.0